SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2020
SHARE CAPITAL
Schedule of information about classes of share capital

	As of December 31,
	2020		2019
	Number	US$	Number	US$
	of shares	‘000	of shares	‘000
Authorized:
Ordinary shares of US$0.008 each
At January 1 and December 31	50,000,000	1,200	50,000,000	1,200

	As of December 31,
	2020			2019
	Number	RMB		Number		RMB
	of shares	‘000		of shares		‘000
Issued:	3,674,370	591		2,435,662	*	397
Outstanding and fully paid:
Ordinary shares of US$0.008 each
At January 1	2,435,662	397		5,678,703		306
Issuance of new shares for equity financing	1,156,251	181		1,200,000		67
Warrants exercised into shares	—	—		333,420		19
Equity compensation	82,457	13		94,862		5
At December 31	3,674,370	591	(2)	2,435,662	*	397	(1)

(1) Equivalent to US$58,000

(2) Equivalent to US$91,000

* reflect 3:1 reverse stock split

Schedule of fair value of other than equity instrument explanatory

Grant date		December 4, 2018
Share price at date of grant (pre-reverse split)	US$	1.18
Exercise price at date of grant (investors and placement agent, respectively) (pre-reverse split)	US$	1.27 & 1.5875
Volatility		168%
Warrant life		5 years
Dividend yield		—%
Risk-free interest rate		2.63%
Fair value at grant date	US$	1.45

Grant date		December 18, 2019
Share price at date of grant (pre-reverse split)	US$	0.68
Exercise price at date of grant (investors and placement agent, respectively) (pre-reverse split)	US$	0.82 & 0.9375
Volatility		141%
Warrant life		5 years
Dividend yield		—%
Risk-free interest rate		1.74%
Average fair value at grant date	US$	0.598

Grant date (investors and placement agent, respectively)		May 27 and May 25, 2020
Share price at date of grant (investors and placement agent, respectively) (pre-reverse stock split)	US$	0.59 & 0.64
Exercise price at date of grant (investors and placement agent, respectively) (pre-reverse stock split)	US$	0.79 & 0.85
Volatility		100%
Warrant life		5 years
Dividend yield		—%
Risk-free interest rate		0.34%
Average fair value at grant date	US$	0.416

Schedule of summary of the warrant activity

			Weighted
			Average
			Remaining
		Average	Contractual
	Number of	Exercise	Term in
	Warrants	Price	Years
Outstanding at January 1, 2019	247,619	$7.74	4.19
Exercisable at January 1, 2019	247,619	$7.74	4.19
Granted	420,000	2.49	5
Exercised	(111,140)	3.90	—
Forfeited	—	—	—
Expired	—	—	—
Outstanding at December 31, 2019	556,479	4.56	4.38
Exercisable at December 31, 2019	556,479	4.56	4.38
Granted	404,415	0.80	5.00
Exercised	—	—	—
Forfeited	—	—	—
Expired	—	—	—
Outstanding at December 31, 2020	960,894	$1.21	3.85
Exercisable at December 31, 2020	960,894	$1.21	3.85